GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general and administrative expenses [Abstract]
Labor and related			$ 3,109	$ 2,048	$ 1,490
Labor and related from a Related Company			42	46	266
Professional fees			1,983	1,114	798
Rent and related from a Related Company			168	96	1,036
Municipality and maintenance from Related Company			160	177	232
Travelling			63	292	259
Office			414	408	273
Other			1,557	776	594
Total	$ 5,542	$ 3,252	$ 7,496	$ 4,957	$ 4,948